Taxes - Temporary Solidarity Contribution Windfall Tax (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
France
Disclosure of income tax
Temporary solidarity contribution		33.00%
Netherlands
Disclosure of income tax
Temporary solidarity contribution		33.00%
Germany
Disclosure of income tax
Temporary solidarity contribution	33.00%	33.00%
Ireland
Disclosure of income tax
Temporary solidarity contribution	75.00%	75.00%